Share-based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	3 Months Ended
Mar. 31, 2023 € / shares
Disclosure Of Warrant Activity [line items]
Beginning balance	6,864,011
Granted during the period	113,585
Exercised during the period	(176,253)
Forfeited during the period	(40,047)
Ending balance	6,761,296
Vested at the balance sheet date	5,013,862
Beginning balance	€ 81.30
Granted during the period	103.60
Exercised during the period	10.40
Forfeited during the period	118.69
Ending balance	83.30
Vested at the balance sheet date	€ 70.58